UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-05029

Name of Fund:	Legg Mason Income Trust, Inc.

Fund Address:     100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Gregory Merz, Vice President

Legg Mason Income Trust, Inc.

100 Light Street, 32nd Floor

Baltimore, MD 21202

Registrant’s telephone number, including area code:

1-800-368-2558

Date of fiscal year end:

December 31

Date of reporting period:

07/01/2007 – 06/30/2008

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Legg Mason Limited Duration Bond Portfolio and Legg Mason Investment Grade Income Portfolio held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting,
President of Legg Mason Income Trust, Inc.

Date:	August 22, 2008